New Accounting Pronouncements - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Deferred financing fees	$ 7,100,000	$ 7,900,000
Adjustments for New Accounting Principle, Early Adoption [Member] | Long-term Debt [Member]
Accounting Policies [Line Items]
Deferred financing fees	15,900,000	18,300,000
ABL Revolver [Member]
Accounting Policies [Line Items]
Deferred financing fees	7,100,000	7,900,000
"ABL Revolver" outstanding balance	$ 0	$ 0